Offerings - Offering: 1	Aug. 25, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 12,900,000.00
Amount of Registration Fee	$ 1,781.49
Offering Note	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase prices for shares of beneficial interest. Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.